EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%

Brazil — 15.7%

Consumer Discretionary — 8.4%
MercadoLibre*	13,045	$22,119,754

Financials — 7.3%
Inter & Co.	106,672	649,117
NU Holdings, Cl A*	1,134,519	14,896,235
Pagseguro Digital, Cl A	68,293	638,539
StoneCo, Cl A	89,080	1,019,966
XP, Cl A	129,967	2,166,550
		19,370,407
		41,490,161
China — 40.3%

Communication Services — 14.5%
Baidu, Cl A*	462,550	7,672,379
Bilibili, Cl Z*	62,500	1,086,936
Kuaishou Technology, Cl B	600,600	3,489,847
NetEase	368,100	9,116,315
Tencent Holdings	287,100	15,649,210
Tencent Music Entertainment Group ADR	153,531	1,415,556
		38,430,243

Consumer Discretionary — 23.1%
Alibaba Group Holding	1,158,700	17,874,146
JD.com, Cl A	593,650	8,597,146
Meituan, Cl B*	1,140,900	10,692,207
PDD Holdings ADR*	194,235	16,401,204
Trip.com Group*	135,700	6,385,557
Vipshop Holdings ADR	89,000	1,265,580
		61,215,840

Consumer Staples — 0.4%
JD Health International*	219,800	1,076,929

Financials — 0.2%
Qifu Technology ADR	29,067	467,397

Industrials — 1.1%
Full Truck Alliance ADR	187,865	1,656,969
Kanzhun ADR	87,794	1,191,364
		2,848,333

Real Estate — 1.0%
KE Holdings, Cl A	461,800	2,558,419

Description	Shares	Fair Value
China — continued
Real Estate — continued
Phoenix Tree Holdings ADR(A)*	179,833	$—
		2,558,419
		106,597,161
Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	39,987	290,306

Hong Kong — 0.8%
Financials — 0.8%
Futu Holdings ADR(B)	19,588	2,038,523

India — 19.7%
Communication Services — 0.6%
Affle 3i*	17,341	267,052
Info Edge India	115,170	1,206,254
		1,473,306

Consumer Discretionary — 4.1%
Cartrade Tech*	12,706	232,078
Eternal*	2,349,517	6,197,284
FSN E-Commerce Ventures*	366,052	1,010,689
Jubilant Foodworks	127,880	575,460
Lenskart Solutions*	159,949	881,993
MakeMyTrip*	24,452	1,142,886
Swiggy*	347,684	943,871
		10,984,261

Energy — 8.1%
Reliance Industries	1,542,181	21,447,679

Financials — 6.9%
Angel One	140,348	498,309
Bajaj Finance	899,937	8,603,872
Billionbrains Garage Ventures*	1,272,623	2,476,792
Indian Energy Exchange	247,806	334,695
Jio Financial Services	1,087,230	2,734,670
One 97 Communications*	102,720	1,209,717
PB Fintech*	111,286	1,994,362

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
India — continued
Financials — continued
Pine Labs*	257,470	$391,652
		18,244,069
		52,149,315

Indonesia — 0.3%
Consumer Discretionary — 0.3%
GoTo Gojek Tokopedia, Cl A*	320,289,800	896,166

Japan — 0.7%
Communication Services — 0.7%
Nexon	138,900	1,954,495

Kazakhstan — 1.8%
Financials — 1.8%
Kaspi.KZ JSC ADR	51,440	4,650,176

Poland — 0.8%
Consumer Discretionary — 0.8%
Allegro.eu*	203,850	1,956,719

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	117,354	1,173

Singapore — 7.1%
Consumer Discretionary — 6.0%
Sea ADR*	176,673	15,994,207

Industrials — 1.1%
Grab Holdings, Cl A*	809,262	2,864,787
		18,858,994

South Africa — 3.3%
Consumer Discretionary — 3.3%
Naspers, Cl N	167,295	8,802,483

South Korea — 8.8%
Communication Services — 4.3%
Kakao	99,402	2,767,030
NAVER	46,528	7,224,653
NCSOFT	6,168	1,184,895
		11,176,578

Description	Shares	Fair Value
South Korea — continued
Consumer Discretionary — 3.9%
Coupang, Cl A*	435,559	$7,230,279
Delivery Hero, Cl A*	70,349	3,035,844
		10,266,123

Financials — 0.6%
KakaoBank	114,743	1,705,536
		23,148,237

Uruguay — 0.1%
Financials — 0.1%
Dlocal, Cl A	29,280	347,261

Total Common Stock
(Cost $253,136,896)		263,181,170

SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(C)(D)	1,890,603	1,890,603

Total Short-Term Investment
(Cost $1,890,603)		1,890,603

Total Investments - 100.2%
(Cost $255,027,499)		$265,071,773

Percentages are based on net assets of $264,452,787.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The fair value of this investment is determined using significant unobservable inputs.
(B)	This security or a partial position of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 was $1,834,546.
(C)	The rate shown is the 7-day effective yield as of May 31, 2026.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2026, was $1,890,603.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 100.2%

Brazil — 21.8%
Consumer Discretionary — 8.1%
MercadoLibre*	940	$1,593,911

Financials — 13.7%
Inter & Co.	28,636	174,255
NU Holdings, Cl A*	111,919	1,469,496
Pagseguro Digital, Cl A	18,487	172,853
StoneCo, Cl A	24,142	276,426
XP, Cl A	35,225	587,201
		2,680,231
		4,274,142

Germany — 0.4%
Consumer Discretionary — 0.4%
Jumia Technologies ADR*	10,871	78,923

India — 46.1%
Communication Services — 2.1%
Affle 3i*	4,716	72,626
Info Edge India	31,254	327,345
		399,971

Consumer Discretionary — 14.5%
Cartrade Tech*	3,457	63,143
Eternal*	581,848	1,534,732
FSN E-Commerce Ventures*	99,498	274,719
Jubilant Foodworks	34,767	156,452
Lenskart Solutions*	43,485	239,785
MakeMyTrip*	6,649	310,774
Swiggy*	94,512	256,575
		2,836,180

Energy — 7.9%
Reliance Industries	111,401	1,549,295

Financials — 21.6%
Angel One	37,890	134,529
Bajaj Finance	168,310	1,609,132
Billionbrains Garage Ventures*	345,922	673,237
Indian Energy Exchange	66,725	90,121
Jio Financial Services	295,536	743,351
One 97 Communications*	27,928	328,904
PB Fintech*	30,253	542,166

Description	Shares	Fair Value
India — continued
Financials — continued
Pine Labs*	69,989	$106,464
		4,227,904
		9,013,350

Indonesia — 1.2%
Consumer Discretionary — 1.2%
GoTo Gojek Tokopedia, Cl A*	87,060,000	243,593

Kazakhstan — 6.4%
Financials — 6.4%
Kaspi.KZ JSC ADR	13,940	1,260,176

Poland — 2.7%
Consumer Discretionary — 2.7%
Allegro.eu*	55,409	531,861

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	7,810	78

Singapore — 10.5%
Consumer Discretionary — 6.5%
Sea ADR*	14,007	1,268,054

Industrials — 4.0%
Grab Holdings, Cl A*	219,308	776,350
		2,044,404

South Korea — 10.6%
Communication Services — 5.5%
Kakao	9,605	267,372
NAVER	4,464	693,149
NCSOFT	604	116,031
		1,076,552

Consumer Discretionary — 4.3%
Coupang, Cl A*	32,309	536,329
Delivery Hero, Cl A*	6,800	293,448
		829,777

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
South Korea — continued
Financials — 0.8%
KakaoBank	10,945	$162,686
		2,069,015
Uruguay — 0.5%
Financials — 0.5%
Dlocal, Cl A	7,965	94,465

Total Common Stock
(Cost $18,210,404)		19,610,007

Total Investments - 100.2%
(Cost $18,210,404)		$19,610,007

Percentages are based on net assets of $19,568,311.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The fair value of this investment is determined using significant unobservable inputs.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

EMQ-QH-001-2300